Rule 497(e)
File No. 333-182308

FIRST TRUST EXCHANGE-TRADED FUND VI
FIRST TRUST NASDAQ BANK ETF
FIRST TRUST NASDAQ FOOD & BEVERAGE ETF
FIRST TRUST NASDAQ OIL & GAS ETF
FIRST TRUST NASDAQ PHARMACEUTICALS ETF
FIRST TRUST NASDAQ RETAIL ETF
FIRST TRUST NASDAQ SEMICONDUCTOR ETF
FIRST TRUST NASDAQ TRANSPORTATION ETF
(the “Funds”)
SUPPLEMENT TO THE FUNDS’ STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 21, 2016
DATED NOVEMBER 21, 2016
Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the “Creation Transaction Fee” and “Redemption Transaction Fee” (as defined in the Funds’ Statement of Additional Information) will be $500, regardless of the number of securities in a Creation Unit.
PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS FOR FUTURE REFERENCE